UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT           09/11/04
       ------------------------   ---------------------------  ---------
             [Signature]               [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        53
                                               -------------

Form 13F Information Table Value Total:        $698,818
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                      Form 13F INFORMATION TABLE


              COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
24/7 REAL MEDIA INC               COM NEW        901314203    3,179     830,000(SH)      (SOLE)                    830,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCE AUTO PARTS INC            COM            00751Y106   25,800     750,000(SH)      (SOLE)                    750,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW                     COM            00817Y108   17,987     180,000(SH)      (SOLE)                    180,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ALVARION LTD                      SHS            M0861T100   10,029     775,000(SH)      (SOLE)                    775,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ASHLAND INC                       COM            044204105   11,216     200,000(SH)      (SOLE)                    200,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
AXONYX INC                        COM            05461R101    5,650   1,000,000(SH)      (SOLE)                  1,000,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
BIOSANTE PHARMACEUTICALS INC      COM NEW        09065V203    2,343     260,000(SH)      (SOLE)                    260,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
BJ SVCS CO                        COM            055482103   10,482     200,000(SH)      (SOLE)                    200,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
BROADCOM CORP                     CL A           111320107   13,645     500,000(SH)      (SOLE)                    500,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                      COM            131347106   15,950   5,500,000(SH)      (SOLE)                  5,500,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC                   COM            141705103   72,398   2,257,500(SH)      (SOLE)                  2,257,500(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP            COM            165167107   25,447   1,607,500(SH)      (SOLE)                  1,607,500(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
COMTECH TELECOMMUNICATIONS C      COM NEW        205826209    9,621     355,000(SH)      (SOLE)                    355,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CORAUTUS GENETICS INC             COM NEW        218139202    4,104     760,000(SH)      (SOLE)                    760,000(SOLE)
----------------------------------------------------------------------------------------------------------------------------------
CORGENTECH INC                    COM            21872P105    5,121     300,000(SH)      (S0LE)                    300,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CYPRESS SEMICONDUCTOR CORP        COM            232806109    8,840   1,000,000(SH)      (SOLE)                  1,000,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO                    COM            532457108   12,010     200,000(SH)      (SOLE)                    200,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO                    COM            5324579VL   12,010     200,000(SH) PUT  (SOLE)                    200,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ENDEAVOR INTL CORP                COM            29259G101    1,826     550,000(SH)      (SOLE)                    550,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
EYETECH PHARMACEUTICALS INC       COM            302297106    8,498     250,000(SH)      (SOLE)                    250,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG ASSN             COM            313586109    6,340     100,000(SH)      (SOLE)                    100,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
GANDER MOUNTAIN CO                COM            36471P108    8,506     425,000(SH)      (SOLE)                    425,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
GEAC COMPUTER LTD                 COM            368289104    7,848   1,200,000(SH)      (SOLE)                  1,200,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
GENELABS TECHNOLOGIES INC         COM            368706107    8,182   3,135,000(SH)      (SOLE)                  3,135,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                        CL A           38259P508   22,680     175,000(SH)      (SOLE)                    175,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ICICI BK LTD                      ADR            45104G104   16,560   1,200,000(SH)      (SOLE)                  1,200,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
INGERSOLL-RAND COMPANY LTD        CL A           G4776G101   20,391     300,000(SH)      (SOLE)                    300,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                        COM            458140100   25,075   1,250,000(SH)      (SOLE)                  1,250,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                        COM            4581409AD    5,015     250,000(SH) CALL (SOLE)                     250,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                        COM            4581409JX   20,060   1,000,000(SH) CALL (SOLE)                   1,000,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STL GROUP INC       COM            460377104   12,638     375,000(SH)      (SOLE)                    375,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
KINTERA INC                       COM            49720P506    4,484     475,000(SH)      (SOLE)                    475,000(SOLE)
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KINTERA INC                       COM            49720P999    2,000     250,000(SH)      (SOLE)                    250,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
LYONDELL CHEMICAL CO              COM            552078107    2,246     100,000(SH)      (SOLE)                    100,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
MARVELL TECHNOLOGY GROUP LTD      COM            G5876H105    5,879     225,000(SH)      (SOLE)                    225,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
NABORS INDUSTRIES LTD             SHS            G6359F103   13,021     275,000(SH)      (SOLE)                    275,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
NEKTAR THERAPEUTICS               COM            640268108    7,602     525,000(SH)      (SOLE)                    525,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
NEXTEL PARTNERS INC               CL A           65333F107   32,497   1,960,000(SH)      (SOLE)                  1,960,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ORCHID BIOSCIENCES INC            COM PAR $0.01  68571P506    9,299   1,158,000(SH)      (SOLE)                  1,158,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
OVERNITE CORP                     COM            690322102    8,800     280,000(SH)      (SOLE)                    280,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
OWENS ILL INC                     COM NEW        690768403   11,200     700,000(SH)      (SOLE)                    700,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
PALMONE INC                       COM            69713P107    9,132     300,000(SH)      (SOLE)                    300,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
PETCO ANIMAL SUPPLIES NEW         COM            716016209   19,596     600,000(SH)      (SOLE)                    600,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
RHODIA                            SPONSORED ADR  762397107    9,685   6,500,000(SH)      (SOLE)                  6,500,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
SUN HEALTHCARE GROUP INC          COM NEW        866933401    6,048     755,000(SH)      (SOLE)                    755,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
SYMANTEC CORP                     COM            871503108   10,976     200,000(SH)      (SOLE)                    200,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
SYMBOL TECHNOLOGIES INC           COM            871508107   15,168   1,200,000(SH)      (SOLE)                  1,200,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
TOYS R US INC                     COM            892335100   32,819   1,850,000(SH)      (SOLE)                  1,850,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
VALEANT PHARMACEUTICALS INTL      COM            91911X104   10,673     442,500(SH)      (SOLE)                    442,500(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
VISHAY INTERTECHNOLOGY INC        COM            928298108    6,386     495,000(SH)      (SOLE)                    495,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
GRACE WR & CO DEL NEW             COM            38388F108   38,887   4,115,000(SH)      (SOLE)                  4,115,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
XILINX INC                        COM            983919101    9,450     350,000(SH)      (SOLE)                    350,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
YOUBET COM INC                    COM            987413101    3,519   1,275,000(SH)      (SOLE)                  1,275,000(SOLE)
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